General information - Revision of comparative figures (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity attributable to owners of the Company	€ 59,007		€ 67,064
Deferred income	70,652		71,210
Revenue	655	€ 1,130
Finance income and expense	(544)	(822)
Net result	(8,855)	(14,117)
Equity	58,701	101,430	66,680	€ 114,109
Changes in working capital	(52,290)	3,950
Accumulated Deficit
Net result	(8,933)	(14,109)
Equity	€ (383,992)	(330,831)	(379,110)	(316,890)
Increase (decrease) due to corrections of prior period errors
Equity attributable to owners of the Company			1,567
Deferred income			€ (1,567)
Revenue		(104)
Finance income and expense		437
Net result		333
Changes in working capital		€ 104
Increase (decrease) due to corrections of prior period errors | Accumulated Deficit
Equity				€ 880